Related party disclosures	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Related party disclosures
26.	Related party disclosures

Platforme International Limited is a related party of J M F Neves. The Group generated commission of $0.6 million (2019: $0.5 million) from Platforme International Limited. The Group had a $0.2 million payable as at the end of December 31, 2020 (2019: $0.1 million payable).

Total compensation and benefits in kind (excluding share based payments) to key management personnel amounted to $1.7 million (2019: $1.8 million). In addition to this, there was share based payment compensation of $26.3 million (2019: $26.4 million).

Up until July 8, 2019, when it disposed of its investment in the Group, Conde Nast International Ltd (“Conde Nast”) was a related party by virtue of its shareholding in the Group. In 2019, there were no transactions with Conde Nast. In 2018, the Group incurred marketing expenditure of $0.3 million.

Alanui S.r.L. is a related party of New Guards Group Holding S.p.A, due to it being an associate of the Group. New Guards owns a stake of 53% but it does not have control over the entity. The Group recognized sales of $1.1 million during 2020. As at December 31 2020, the Group had trade receivables of $0.5 million (2019: $0.3 million) and trade payables of $0.4 million (2019: $0.2 million).

The Group’s ultimate controlling party is J M F Neves by virtue of holding the majority of voting rights in the Group.